Shareholders' Equity - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation expense	$ 559	$ 111
Cost of Revenues
Stock-based compensation expense	104	70
Marketing and Selling [Member]
Stock-based compensation expense	149	12
General and Administrative [Member]
Stock-based compensation expense	$ 306	$ 29